Financial Statements Schedule I - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Operating activities:
Net loss	$ (139,074,895)	$ (50,384,176)	$ (37,512,212)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred income	(312,000)	(78,000)
Share-based compensation	12,229,643	9,931,106	4,925,278
Change in fair value of warrants		(200,000)	1,920,000
Share of loss from equity method investment	586,551	249,652
Changes in operating assets and liabilities:
Prepayments and other current assets	(4,794,754)	(810,979)	(74,507)
Other payables	7,056,350	1,950,152	242,187
Deferred income	(18,182)	1,693,690	716,835
Net cash used in operating activities	(97,538,022)	(32,367,181)	(32,158,031)
Cash flows from investing activities:
Purchases of short-term investments	(200,350,000)
Net cash used in investing activities	(212,553,897)	(10,434,231)	(2,729,497)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost		29,100,000	106,200,000
Proceeds from exercise of warrants		1,000,000
Proceeds from exercises of stock options	195,711	65,500
Proceeds from issuance of ordinary shares upon public offerings	141,000,000	160,424,994
Payment of public offering costs	(691,527)	(2,730,299)
Net cash provided by financing activities	144,146,800	187,860,195	106,200,000
Effect of foreign exchange rate changes on cash and cash equivalents	(763,422)	652,595	(524,398)
Net increase (decrease) in cash and cash equivalents	(166,708,541)	145,711,378	70,788,074
Cash and cash equivalents - beginning of the year	229,660,148	83,948,770	13,160,696
Cash and cash equivalents - end of the year	62,951,607	229,660,148	83,948,770
Parent Company
Cash flows from Operating activities:
Net loss	(139,074,895)	(50,384,176)	(37,512,212)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred income	(312,000)	(78,000)
Share-based compensation	1,408,110	3,346,039	534,660
Change in fair value of warrants		(200,000)	1,920,000
Share of loss from equity method investment	137,943,897	46,598,092	35,057,552
Changes in operating assets and liabilities:
Prepayments and other current assets	(2,462,075)	(450,333)
Other payables	(48,672)	553,317
Deferred income		1,560,000
Net cash used in operating activities	(2,545,635)	944,939
Cash flows from investing activities:
Purchases of short-term investments	(200,350,000)
Investment in subsidiaries	(118,773,187)	(31,707,566)	(84,501,020)
Net cash used in investing activities	(319,123,187)	(31,707,566)	(84,501,020)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost		29,100,000	106,200,000
Proceeds from exercise of warrants		1,000,000
Proceeds from exercises of stock options	195,711	65,500
Proceeds from issuance of ordinary shares upon public offerings	141,000,000	160,424,994
Payment of public offering costs	(691,527)	(2,730,299)
Net cash provided by financing activities	140,504,184	187,860,195	106,200,000
Net increase (decrease) in cash and cash equivalents	(181,164,638)	157,097,568	21,698,980
Cash and cash equivalents - beginning of the year	181,910,618	24,813,050	3,114,070
Cash and cash equivalents - end of the year	$ 745,980	$ 181,910,618	$ 24,813,050